Related Party Transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related party transactions
Amounts due from related parties	¥ 73,278	$ 11,230	¥ 74,312
Amounts due from related parties, non current	500,000	$ 76,628
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries
Related party transactions
Amounts due from related parties	44,875		37,266
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Amounts due from related parties	9,220
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties	5,680
Youmi Technology (Zhejiang) Co., Ltd.
Related party transactions
Amounts due from related parties	5,767
ZTO Lianshang Technology Co., Ltd.
Related party transactions
Amounts due from related parties	1,011		20,221
Hangzhou Tonglu Hengze Investment Co., Ltd
Related party transactions
Amounts due from related parties			10,000
Shanghai Kuaibao Network Technology Ltd
Related party transactions
Amounts due from related parties	6,600		6,512
Others
Related party transactions
Amounts due from related parties	125		¥ 313
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd
Related party transactions
Amounts due from related parties, non current	¥ 500,000
Interest rate	7.20%	7.20%